BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020
Class A subject to possible redemption, shares	34,500,000	0
Class A subject to possible redemption, redemption value per share	$ 10		$ 10
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued		0	0
Common stock, shares outstanding	34,500,000	0	0
Class F Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	8,625,000	8,625,000	0
Common stock, shares outstanding	8,625,000	8,625,000	0